Long-term related party debt (Covenants on Loans) (Details) (Notes Payable to Banks, USD $)	12 Months Ended
Dec. 31, 2013
Notes Payable to Banks
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents	$ 150,000,000
Debt covenant, EBITDA to interest expense ratio	2.5
Debt covenant, current assets to current liabilities ratio	1
Debt covenant, percentage of shares in listed companies owned (in hundredths)	20.00%
Equity ratio	30.00%
Debt covenant, net debt to EBITDA	4.5